Revenue from contracts with customers - Change in Deferred Revenue (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract With Customer, Liability [Roll Forward]
Balance at beginning of period	$ 1,790	$ 2,719	$ 4,713
Deferral of revenue	1,166	5,325	4,092
Recognition of deferred revenue	(1,120)	(6,254)	(6,086)
Balance at end of period	$ 1,836	$ 1,790	$ 2,719